Shareholders' Equity (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Secondary Offering [Member]	Dec. 31, 2013 At-the-market equity issuance [Member]	Dec. 31, 2012 At-the-market equity issuance [Member]	Jan. 31, 2013 Secondary Offering [Member] Gross Proceeds [Member]	Dec. 31, 2013 At-the-market equity issuance [Member] Gross Proceeds [Member]	Dec. 31, 2012 At-the-market equity issuance [Member] Gross Proceeds [Member]	Dec. 31, 2013 Unsecured Line of Credit DRLP [Member]	Dec. 31, 2012 Unsecured Line of Credit DRLP [Member]
Stock Issued During Period, Value, Other				$ 14.25
Proceeds from issuance of common shares, net	649,690,000	315,295,000	0	571,900,000	77,800,000	315,300,000	590,000,000	79,300,000	322,200,000
Long-term Debt	4,254,376,000	4,446,170,000
Stock Issued During Period, Shares, New Issues				41.4	4.8	22.7
Line of Credit Facility, Amount Outstanding										$ 88,000,000	$ 285,000,000